Risk management - Schedule of exposure to risk, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(349)	(286)	(226)
Spain
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	285,883
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,132)
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,545
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets	2,545	€ 2,433	€ 2,327	€ 2,625
Excess of gross exposure over maximum recoverable amount of effective collateral	278
Spain | Real estate operations in Spain | Construction and property development | Credit impaired
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	6
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,545
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	58
Written-off assets	338
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	(28)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Credit impaired | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	€ (21)